                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment* [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Sandler Capital Management
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153


Form 13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Sandler
Title:   Managing Director
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ Andrew Sandler      New York, New York    5/25/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

* This Form 13F filing is being resubmitted electronically after having been first submitted to the Securities & Exchange
Commission in paper form.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name


         [Repeat as necessary.]
































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          7

Form 13F Information Table Entry Total:     90

Form 13F Information Table Value Total:     $539,509
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1.        28-2461                  John Kornreich
         2.        28-                      David Lee
         3.        28-4506                  Michael Marocco
         4.        28-4508                  Andrew Sandler
         5.        28-1951                  Harvey Sandler
         6.        28-                      Douglas Schimmel
         7.        28-                      Hannah Stone

         [Repeat as necessary.]


















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

                                                   Form 13F INFORMATION TABLE
                                                          June 30, 1999

   COLUMN 1        COLUMN 2       COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------       --------     --------       --------         ---------   --------      --------
                                               MARKET
                    TITLE          CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS        NUMBER      (X000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----


Ackerley Comm Inc.    COM          004527107      264      14,500  SH         SOLE         1-7       14,500   0    0
Adelphia Comm Corp    COM          006848105     2163      34,000  SH         SOLE         1-7       34,000   0    0
AH Belo Corp.         COM          080555105      370      18,800  SH         SOLE         1-7       18,800   0    0
Airtouch Comm Pfd C   COM          00949T308     8180      55,414  SH         SOLE         1-7       55,414   0    0
Amazon.com Inc.       COM          023135106      626       5,000  SH         SOLE         1-7        5,000   0    0
AMC Entmt Inc.        COM          001669100    16772     871,297  SH         SOLE         1-7      871,297   0    0
America Online Inc.   COM          02364J104      550       5,000  SH         SOLE         1-7        5,000   0    0
Arch Comm Group Inc.  COM          039381108     2386     280,664  SH         SOLE         1-7      280,664   0    0
Ascent Entertainment
  Group               COM          043628106      706      50,000  SH         SOLE         1-7       50,000   0    0
Assoc Group Cl B      COM          045651205    10078     154,600  SH         SOLE         1-7      154,600   0    0
AT&T Corp. Liberty
 Media Group          COM          001957208     2909      79,164  SH         SOLE         1-7       79,164   0    0
AT&T Liberty Media
 Cl B                 COM          001957307    31725     851,672  SH         SOLE         1-7      851,672   0    0
Bell Atlantic Corp    COM          778531090     2288      35,000  SH         SOLE         1-7       35,000   0    0
Cable & Wireless Comm COM          12682P104      243       5,000  SH         SOLE         1-7        5,000   0    0
Cablevision Sys Corp  COM          12686C109     4550      65,000  SH         SOLE         1-7       65,000   0    0
Capstar Broadcasting
  Corp.               COM          14067G105     2116      77,300  SH         SOLE         1-7       77,300   0    0
CBS Corp.             COM          12490K107     5881     135,000  SH         SOLE         1-7      135,000   0    0
CDnow Inc.            COM          125086108     2591     147,000  SH         SOLE         1-7      147,000   0    0
Central Newspapers
  Inc.                COM          154647101     6600     176,000  SH         SOLE         1-7      176,000   0    0
Century Comm Corp.    COM          156503104     3301      71,750  SH         SOLE         1-7       71,750   0    0
Chancellor Media      COM          158915108    30512     553,500  SH         SOLE         1-7      553,500   0    0
Ciena Corporation     COM          171779101     2415      80,000  SH         SOLE         1-7       80,000   0    0
Cisco Systems         COM          17275R102     1289      20,000  SH         SOLE         1-7       20,000   0    0
Citizens Utilities    COM          177342201     1124     101,000  SH         SOLE         1-7      101,000   0    0
Computer Sciences     COM          205363104     3459      50,000  SH         SOLE         1-7       50,000   0    0
Cornerstone Internet
  Solutions           COM          21923C103     2453   1,032,951  SH         SOLE         1-7    1,032,951   0    0
Crown Castle
  International Corp. COM          228227104     1041      50,000  SH         SOLE         1-7       50,000   0    0
Delta Airlines        COM          247361108     2507      43,500  SH         SOLE         1-7       43,500   0    0
Earthlink Network Inc COM          270322100     2765      45,000  SH         SOLE         1-7       45,000   0    0
Electronic Arts Inc.  COM          285512109      543      10,000  SH         SOLE         1-7       10,000   0    0


                                4




Eltrax Systems Inc.   COM          290375104      647     150,000  SH         SOLE         1-7      150,000   0    0
EMC Corp.             COM          268648102     1100      20,000  SH         SOLE         1-7       20,000   0    0
Emmis Broadcasting
  Corp.               COM          291525103     7258     147,000  SH         SOLE         1-7      147,000   0    0
Enterprise Software
  Inc.                COM          29379K107      897     112,150  SH         SOLE         1-7      112,150   0    0
Exodus Communications COM          302088109      960       8,000  SH         SOLE         1-7        8,000   0    0
Ford Motor Company    COM          345370100     1129      20,000  SH         SOLE         1-7       20,000   0    0
Fox Entertainment
  Group               COM          35138T107     4779     177,400  SH         SOLE         1-7      177,400   0    0
Gannett Inc.          COM          364730101     7295     102,200  SH         SOLE         1-7      102,200   0    0
Gartner Group         COM          366651107     2306     112,500  SH         SOLE         1-7      112,500   0    0
General Motors
  Class H Stock       COM          370442832     1960      34,800  SH         SOLE         1-7       34,800   0    0
Granite Broadcasting
  Corp.               COM          387241102     7066     904,500  SH         SOLE         1-7      904,500   0    0
GST
  Telecommunications  COM          361982105     1319     100,000  SH         SOLE         1-7      100,000   0    0
Harrahs
  Entertainment Inc.  COM          413619107     2206     100,000  SH         SOLE         1-7      100,000   0    0
Inktomi Corp.         COM          457277101      658       5,000  SH         SOLE         1-7        5,000   0    0
Interlink Electronics COM          458751104      398      40,000  SH         SOLE         1-7       40,000   0    0
Intermedia
  Communications Inc. COM          458801107     3000     100,000  SH         SOLE         1-7      100,000   0    0
Jones Intercable      COM          480206101     8957     186,600  SH         SOLE         1-7      186,600   0    0
Jones Intercable A    COM          480206200    17150     350,000  SH         SOLE         1-7      350,000   0    0
KLA-Tencor Corp.      COM          482480100     1298      20,000  SH         SOLE         1-7       20,000   0    0
Knight Ridder Inc.    COM          499040103     4818      87,500  SH         SOLE         1-7       87,500   0    0
Kushner Locke Co.     COM          501337406      325      50,000  SH         SOLE         1-7       50,000   0    0
Lamar Advertising Co. COM          512815101     3369      82,300  SH         SOLE         1-7       82,300   0    0
Lycos Inc.            COM          550818108      919      10,000  SH         SOLE         1-7       10,000   0    0
Mannessmann           COM          563775105     2756      18,000  SH         SOLE         1-7       18,000   0    0
McClatchy Co.
  Holding Co.         COM          579489105      613      17,500  SH         SOLE         1-7       17,500   0    0
Media General
  Cl A                COM          584404107     6605     129,500  SH         SOLE         1-7      129,500   0    0
MediaOne Group        COM          58440J104    10063     135,300  SH         SOLE         1-7      135,300   0    0
Microsoft Corp.       COM          594918104     1804      20,000  SH         SOLE         1-7       20,000   0    0
Millbrook Press       COM          600179105     2671     971,261  SH         SOLE         1-7      971,261   0    0
Millicom Intl
  Cellular S A        COM          L6388F102     4241     134,650  SH         SOLE         1-7      134,650   0    0
News Corp Prf'd.      COM          652487802    17410     551,600  SH         SOLE         1-7      551,600   0    0
Nextel Comm Inc.      COM          65332V103    12642     251,900  SH         SOLE         1-7      251,900   0    0
Nokia Corp.           COM          654902204      228       2,000  SH         SOLE         1-7        2,000   0    0
Nortel Networks Corp. COM          656569100     1736      20,000  SH         SOLE         1-7       20,000   0    0
OnHealth Network Co.  COM          68272W107      213      20,000  SH         SOLE         1-7       20,000   0    0
Paging Network Inc    COM          695542100     2457     510,500  SH         SOLE         1-7      510,500   0    0
Paxson Communications
  Corp.               COM          704231109      510      40,000  SH         SOLE         1-7       40,000   0    0
Peirce Leahy Corp.    COM          720722107    10433     422,600  SH         SOLE         1-7      422,600   0    0
Price Comm Corp       COM          741437305    33729   2,248,592  SH         SOLE         1-7    2,248,592   0    0


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

Rights/Arch
  Communications      RIGHTS       039381991     1286   1,429,428  SH         SOLE         1-7    1,429,428   0    0
Rogers Communications
  Inc.                COM          775109200     4694     290,000  SH         SOLE         1-7      290,000   0    0
RSL Communications
  Ltd.                COM          G7702U102      927      48,000  SH         SOLE         1-7       48,000   0    0
Sabratek Corp.        COM          78571U108     2188     100,000  SH         SOLE         1-7      100,000   0    0
SFX Entertainment     COM          784178105    10368     162,000  SH         SOLE         1-7      162,000   0    0
Small World Wide      COM          83168P108     3513     476,300  SH         SOLE         1-7      476,300   0    0
Sothebys Holdings
  Inc.                COM          835898107     4811     126,200  SH         SOLE         1-7      126,200   0    0
Starwood Lodging
  Trust               COM          85590A203     2445      80,000  SH         SOLE         1-7       80,000   0    0
Station Casinos Inc.  COM          857689103     6693     328,500  SH         SOLE         1-7      328,500   0    0
Sun Microsystems      COM          866810104      689      10,000  SH         SOLE         1-7       10,000   0    0
TCI Prfd.             COM          87924V309      887       8,700  SH         SOLE         1-7        8,700   0    0
Telephone & Data Sys  COM          879433100    64398     880,650  SH         SOLE         1-7      880,650   0    0
Telewest Comm PLC     COM          879991206     4522   1,004,929  SH         SOLE         1-7    1,004,929   0    0
Telewest PLC          COM          87956P105    10644     232,663  SH         SOLE         1-7      232,663   0    0
Times Mirror Co New   COM          887364107     3081      52,000  SH         SOLE         1-7       52,000   0    0
TMP Worldwide Inc.    COM          872941109     2540      40,000  SH         SOLE         1-7       40,000   0    0
U S Cellular Corp.    COM          911684108    49177     919,200  SH         SOLE         1-7      919,200   0    0
Univision
  Communications Inc. COM          914906102    10270     158,000  SH         SOLE         1-7      158,000   0    0
Video Services Corp.  COM          92656U107     4069   2,170,000  SH         SOLE         1-7    2,170,000   0    0
Walt Disney           COM          254687106     7410     240,500  SH         SOLE         1-7      240,500   0    0
Washington Post
  Company             COM          939640108     4571       8,500  SH         SOLE         1-7        8,500   0    0

TOTAL                                        $539,509
                                          [thousands]





















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